Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Revenue
4.	Revenue

Contract Balance

The following table provides information about accounts receivable, net, and contract liabilities from contracts with customers. The Company did not have any contract assets as of March 31, 2021 or December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Accounts receivable, net	$14,610	$13,817
Contract liabilities, current (deferred revenue)	975	1,140
Contract liabilities, non-current (deferred revenue)	194	237

Changes in the contract liabilities balances are as follows (in thousands):

	March 31, 2021	December 31, 2020	$ Change
Contract liabilities (deferred revenue)	$1,169	$1,377	$(208)

The increase in deferred revenue was due to billings in advance of performance obligations being satisfied, net of revenue recognized for services rendered during the period. Revenue of $0.6 million was recognized during the three months ended March 31, 2021 which were included in the deferred revenue balance at the beginning of the period.

Remaining Performance Obligations

The Company’s contract terms typically range from one to three years. Revenue as of March 31, 2021 that has not yet been recognized was approximately $97.5 million and represents the contracted minimum usage commitments and does not include an estimate of additional usage in excess of contractual minimum commitments. The Company expects to recognize revenue on the remaining performance obligations over the next 45 months.

3.	Revenue

Contract Balance

The following table provides information about accounts receivable, net, and contract liabilities from contracts with customers. The Company did not have any contract assets as of December 31, 2020 or December 31, 2019 (in thousands):

	December 31, 2020	December 31, 2019
Accounts receivable, net	$13,817	$16,388
Contract liabilities, current (deferred revenue)	1,140	738
Contract liabilities, non-current (deferred revenue)	237	60

Contract liabilities, non-current are recorded in deferred revenue, net of current, and contract liabilities, current are recorded in deferred revenue, current, respectively.

Changes in the contract liabilities balances are as follows (in thousands):

	December 31, 2020	December 31, 2019	$ Change
Contract liabilities (deferred revenue)	$1,377	$798	$579

The increase in deferred revenue was due to billings in advance of performance obligations being satisfied, net of revenue recognized for services rendered during the period. Revenue of $0.7 million was recognized during the year ended December 31, 2020 which were included in the deferred revenue balance at the beginning of the period.

Remaining Performance Obligations

The Company’s contract terms typically range from one to three years. Revenue as of December 31, 2020 that has not yet been recognized was approximately $105.0 million and represents the contracted minimum usage commitments and does not include an estimate of additional usage in excess of contractual minimum commitments. The Company expects to recognize revenue on the remaining performance obligations over the next 36 months.